Share-based payments - Activity of share rights (Details)	12 Months Ended
	Sep. 30, 2023 AUD ($) EquityInstruments	Sep. 30, 2022 AUD ($) EquityInstruments
Westpac Equity Incentive Plan (EIP) | Non-performance share rights
Share rights
Granted during the year	24,698
Outstanding at the end of the year	24,698
Weighted average remaining contractual life	10 years 7 months 6 days
Weighted average fair value at grant date | $	$ 19.52
Westpac Equity Incentive Plan (EIP) | Non-performance share rights | One-year vesting period
Share rights
Granted during the year	4,252
Outstanding at the end of the year	4,252
Westpac Equity Incentive Plan (EIP) | Non-performance share rights | Two-year vesting period
Share rights
Granted during the year	7,714
Outstanding at the end of the year	7,714
Westpac Equity Incentive Plan (EIP) | Non-performance share rights | Three-year vesting period
Share rights
Granted during the year	2,862
Outstanding at the end of the year	2,862
Westpac Equity Incentive Plan (EIP) | Non-performance share rights | Four-year vesting period
Share rights
Granted during the year	9,870
Outstanding at the end of the year	9,870
Westpac Equity Incentive Plan (EIP) | Performance share rights
Share rights
Granted during the year	0
Westpac Equity Incentive Plan (EIP) | Restricted shares
Share rights
Granted during the year	313,599
Released	2,950
Outstanding at the end of the year	310,649
Weighted average fair value at grant date | $	$ 22.23
Westpac Long Term Variable Reward Plan (LTVR)
Share rights
Weighted average remaining contractual life	12 years 7 months 6 days	12 years 8 months 12 days
Westpac Long Term Variable Reward Plan (LTVR) | Performance share rights
Share rights
Outstanding at the beginning of the year	3,777,179	3,659,830
Granted during the year	1,054,449	958,012
Exercised during the year		2,148
Lapsed during the year	802,656	838,515
Outstanding at the end of the year	4,028,972	3,777,179
Weighted average fair value at grant date | $	$ 11.90	$ 5.98
Westpac Performance Plan (WPP)
Share rights
Outstanding at the beginning of the year	788,794
Granted during the year	265,859
Exercised during the year	182,624
Lapsed during the year	63,011
Outstanding at the end of the year	809,018	788,794
Outstanding and exercisable at the end of the year	100,303
Weighted average remaining contractual life	12 years 2 months 12 days	12 years 2 months 12 days
Westpac Performance Plan (WPP) | Non-performance share rights
Share rights
Outstanding at the beginning of the year	788,794	866,571
Granted during the year		264,794
Exercised during the year		233,438
Lapsed during the year		109,133
Outstanding at the end of the year		788,794
Outstanding and exercisable at the end of the year		105,284
Weighted average fair value at grant date | $	$ 20.81	$ 19.12
Westpac Performance Plan (WPP) | Non-performance share rights | One-year vesting period
Share rights
Outstanding at the beginning of the year	108,131
Granted during the year	89,583
Exercised during the year	52,230
Lapsed during the year	8,963
Outstanding at the end of the year	136,521	108,131
Outstanding and exercisable at the end of the year	48,277
Westpac Performance Plan (WPP) | Non-performance share rights | Two-year vesting period
Share rights
Outstanding at the beginning of the year	153,150
Granted during the year	64,101
Exercised during the year	36,051
Lapsed during the year	7,554
Outstanding at the end of the year	173,646	153,150
Outstanding and exercisable at the end of the year	38,892
Westpac Performance Plan (WPP) | Non-performance share rights | Three-year vesting period
Share rights
Outstanding at the beginning of the year	45,250
Granted during the year	20,213
Exercised during the year	11,302
Lapsed during the year	3,993
Outstanding at the end of the year	50,168	45,250
Outstanding and exercisable at the end of the year	13,134
Westpac Performance Plan (WPP) | Non-performance share rights | Four-year vesting period
Share rights
Outstanding at the beginning of the year	482,263
Granted during the year	69,824
Exercised during the year	83,041
Lapsed during the year	40,843
Outstanding at the end of the year	428,203	482,263
Westpac Performance Plan (WPP) | Non-performance share rights | Five-year vesting period
Share rights
Granted during the year	8,585
Lapsed during the year	1,658
Outstanding at the end of the year	6,927
Westpac Performance Plan (WPP) | Non-performance share rights | Six-year vesting period
Share rights
Granted during the year	6,576
Outstanding at the end of the year	6,576
Westpac Performance Plan (WPP) | Non-performance share rights | Seven-year vesting period
Share rights
Granted during the year	6,977
Outstanding at the end of the year	6,977
Restricted Share Plan (RSP)
Share rights
Outstanding at the beginning of the year	5,036,346	4,315,075
Granted during the year	1,908,170	2,515,846
Released	1,845,884	1,588,240
Forfeited during the year	182,286	206,335
Outstanding at the end of the year	4,916,346	5,036,346
Weighted average fair value at grant date | $	$ 23.50	$ 21.27